Settlement of Pension Plan (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Other Employee Benefit Plans [Abstract]
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	$ 2,544